Employee benefit expense (Employee benefit expenses) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee benefits expense [Abstract]
Wages and salaries	$ 454,002	$ 386,686
Statutory and company benefits	71,523	71,477
Expenses related to defined benefit plans	6,617	10,929
Expenses related to defined contribution plans	23,518	20,218
Equity-settled share-based compensation	15,268	11,656
Cash-settled share-based compensation	71,361	37,201
Employee benefit expense	$ 642,289	$ 538,167